                                                        REGISTRATION NO. 2-95501
                                                     FISCAL YEAR END DECEMBER 31
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20459

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO.

                        POST-EFFECTIVE AMENDMENT NO. 15


                                      AND

                             REGISTRATION STATEMENT
                                   UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 14


                            ------------------------

                             MONY SERIES FUND, INC.
      (EXACT NAME OF REGISTRANT AS SPECIFIED IN ARTICLES OF INCORPORATION)

                    1740 BROADWAY, NEW YORK, NEW YORK 10019
                    (ADDRESS AND PRINCIPAL EXECUTIVE OFFICE)

                                 (212)708-2000
                               (TELEPHONE NUMBER)

                              EDWARD P. BANK, ESQ.
                   VICE PRESIDENT AND DEPUTY GENERAL COUNSEL
                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                    1740 BROADWAY, NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


It is proposed that this filing will become effective on May 1, 1998 pursuant to
                                 Rule 485 (b).




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                             MONY SERIES FUND, INC.

                             CROSS REFERENCE SHEET

 PART A         INFORMATION REQUIRED IN A PROSPECTUS                PROSPECTUS SECTION
--------   ----------------------------------------------   -----------------------------------
Item 1     Cover Page....................................   Cover Page

Item 2     Synposis......................................   Prospectus Summary

Item 3     Condensed Financial Information...............   Financial Highlights Tables

Item 4     General Description of Registrant, Depositor,
             Structure of the Fund; Investment and
             Portfolio Companies.........................   Investment Objectives and Policies
                                                            of the Portfolios; Investment
                                                              Restrictions Applicable to the
                                                              Portfolios

Item 5     Deductions and Expenses.......................   Investment Management Arrangements
                                                              and Expenses

Item 6     Capital Stock and other Securities............   Structure of the Fund

Item 7     Purchase of Securities Being Offered..........   Purchase and Redemption of Shares;
                                                              Determination of Net Asset Value

Item 8     Redemption or Repurchase......................   Purchase and Redemption of Shares;
                                                              Determination of Net Asset Value

Item 9     Legal Proceedings.............................   Not Applicable

                     INFORMATION REQUIRED IN A              CAPTION IN STATEMENT OF ADDITIONAL
 PART B         STATEMENT OF ADDITIONAL INFORMATION                     INFORMATION
--------   ----------------------------------------------   -----------------------------------
Item 10    Cover Page....................................   Cover Page

Item 11    Table of Contents.............................   Table of Contents

Item 12    General Information and History...............   General Information

Item 13    Investment Objectives and Policies............   Investment Restrictions

Item 14    Management of the Registrant..................   Management of the Fund; Investment
                                                              Advisory and other Services

Item 15    Control Persons and Principal Holders of
             Securities..................................   Control Persons

Item 16    Investment Advisory and other Services........   Investment Advisory and other
                                                              Services; Portfolio Brokerage and
                                                              other Services

Item 17    Brokerage Allocation..........................   Portfolio Brokerage and related
                                                              Practices; Investment Advisory
                                                              and other Services

Item 18    Capital Stock and Other Securities............   General Information

                                     PART C


                               OTHER INFORMATION


REGISTRANT HEREBY INCORPORATES HEREIN BY REFERENCE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION INCLUDED IN POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRATION STATEMENT ON FORM N-1A (REGISTRATION NO. 2-95501).



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


     (a) Financial Statements

     Financial Statements of MONY Series Fund, Inc. are included in the Statement of Additional Information

     (b) Exhibits

     1. Articles of Incorporation of MONY Series Fund, Inc. previously filed with the Commission as Exhibit 1 in Pre-Effective Amendment No. 1 to Registration Statement dated July 12, 1985 (Registration No. 2-95501) is incorporated herein by reference.

     2. By-Laws of MONY Series Fund, Inc. as amended, previously filed with the Commission as Exhibit 2 in Post-Effective Amendment No. 8 to Registration Statement dated February 26, 1993 (Registration No. 2-95501) is incorporated herein by reference.


     5. (i) Amended Investment Advisory Agreement Between MONY Life Insurance Company of America and MONY Series Fund, Inc. filed as Exhibit 5(i) in Post-Effective Amendment No. 14 to Registration Statement dated February 27, 1998 (Registration No. 2-95501 is incorporated by reference.


     (ii) Services Agreement Between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America previously filed with the Commission as Exhibit 5(ii) in Pre-Effective Amendment No. 2 to Registration Statement dated July 19, 1985 (Registration No. 2-95501) is incorporated herein by reference.

     6. (i) Underwriting Agreement Between MONY Securities Corp., MONY Series Fund, Inc., and MONY Life Insurance Company of America previously filed with the Commission as Exhibit 6(i) in Post Effective Amendment No. 6 to Registration Statement dated February 28, 1991 (Registration No. 2-95501) is incorporated herein by reference.

     (ii) Underwriting Agreement Between The Mutual Life Insurance Company of New York, MONY Series Fund, Inc. and MONY Securities Corp. previously filed with the Commission as Exhibit 6(ii) in Post Effective Amendment No. 6 to Registration Statement dated February 28, 1991 (Registration No. 2-95501) is incorporated herein by reference.

     8. Custody Agreement Between Chemical Bank, now known as Chase Manhattan Bank, and MONY Series Fund, Inc., previously filed with the Commission as
Exhibit 8 in Post-Effective Amendment No. 5 to Registration Statement dated February 28, 1990 (Registration No. 2-9550) is incorporated herein by reference.

     10. Opinion and Consent of Messrs. Cleary, Gottlieb, Steen & Hamilton previously filed with the Commission as Exhibit 10 in Pre-Effective Amendment No. 1 to Registration Statement dated July 12, 1985 (Registration No. 2-95501) is incorporated herein by reference.


     11. (a) Consent of Coopers & Lybrand L.L.P., Independent Accountants, filed herewith as Exhibit 11(a) in Post-Effective Amendment No. 14 to Registration Statement dated February 27, 1998 (Registration No. 2-95501 is incorporated by reference.


     (b) Representation and Consent of Messrs. Cleary, Gottlieb, Steen & Hamilton previously filed with the Commission as Exhibit 11(b) in Post-Effective Amendment No. 2 to Registration Statement dated July 19, 1985 (Registration No. 2-95501) is incorporated herein by reference.

     13. Capitalization Agreement between MONY Series Fund, Inc. and The Mutual Life Insurance Company of New York previously filed with the Commission as
Exhibit 13 in Pre-Effective Amendment No. 1 to Registration Statement dated July 12, 1985 (Registration No. 2-95501) is incorporated herein by reference.

     14. Not Applicable.
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     15. Not Applicable.

     16. Calculation of Total Return and Yield.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The Mutual Life Insurance Company of New York ("MONY"), a mutual life insurance company organized under the laws of New York, through the Keynote Series Account, MONY Variable Account A, MONY Variable Account L and MONY Variable Account S, and MONY Life Insurance Company of America ("MONY America"), a corporation organized under the laws of Arizona, through MONY America Variable Account A, MONY America Variable Account L, and MONY America Variable Account S will own all of Registrant's outstanding securities, except those shares of the Registrant purchased by MONY for its own account as initial capitalization for the Registrant, as described in the Registrant's Prospectus (Shares in the Fund) and Statement of Additional Information (Control Persons). Those shares will be voted as directed by persons having interests in the respective Variable Accounts, registered as unit investment trusts under the Investment Company Act of 1940 (the "1940 Act"). Registrant might nonetheless be deemed to be controlled by such Companies by virtue of the presumption contained in Section 2(a)(9) of the 1940 Act although Registrant disclaims such control. MONY America is a wholly-owned subsidiary of MONY. The subsidiaries of MONY are as follows:

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                             [organizational chart]

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ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

     Shares have been sold to MONY and MONY Life Insurance Company of America, the only shareholders of the MONY Series Fund as described in the Prospectus.

ITEM 27.  INDEMNIFICATION

     Article VII, paragraph (4) of Registrant's Articles of Incorporation provides that:

          The Corporation shall have the power and authority to indemnify its directors, officers and employees to the fullest extent permitted by law. No provision of these Articles of Incorporation shall be effective to (a) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or (b) protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Article VIII of the Registrant's By-Laws provides that:

          Each officer, director, employee or agent of the Corporation shall be indemnified by the Corporation to the fullest extent permitted under the Maryland General Corporation Law and the Investment Company Act of 1940, as amended. Nothing in the By-Laws protects or purports to protect any director, officer, employee, or agent of the Corporation against any liability to the Corporation or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Article V of the Investment Advisory Agreement between Registrant and MONY America provides that:

          The Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the investment management services it performs under this Agreement, except for a loss resulting from willful misfeasance, bad faith, or gross negligence or reckless disregard in the performance of the duties or obligations under this Agreement of Adviser (or its officers, directors, agents, employees, controlling persons, shareholders, or any other person or entity affiliated with the Adviser or retained by it to perform or assist in the performance of its obligations under this Agreement). With respect to the administrative services it is obligated to perform under this Agreement, the Adviser will not be liable for any action taken or omitted by it in good faith without negligence.

     The MONY Directors' and Officers' Liability and Corporate Reimbursement Insurance Policies, provide coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, actual or alleged error or misstatement or misleading statement, or net or omission or neglect or breach of duty by a director or officer of MONY, any of its subsidiaries, or investment companies affiliated with MONY (including the Registrant), or any matter (not excluded by the coverage) claimed against him solely by reason of his being a director or officer. The coverage Corporate Reimbursement is provided to these insureds to the extent they shall be required or permitted according to applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such loss, to the extent that they shall not be indemnified. Loss essentially is the legal liability on claims against a director or officer, including damages, judgments, settlements, costs, costs of investigation (excluding salaries of officers or employees), amounts incurred in the defense of legal actions, claims or proceedings and appeals therefrom and cost of attachment or similar bonds. There are a number of exclusions from coverage. One of the policies was issued by the Sargasso Mutual Insurance Company, Ltd. and provides coverage for both Corporate Reimbursement and Individual Reimbursement. The aggregate limit of coverage under the policies is $15,000,000 each policy year, the corporate retention is $1,000,000 per loss, and retention per person is $5,000 with an aggregate retention of $50,000 for all persons per loss. After the retention limits are satisfied, the coverage pays 99.5 percent of covered loss up to $1,000,000, and 100 percent of covered loss in excess of $1,000,000. In addition, policies were issued by Corporate Officers and Directors Assurance, Ltd. and ACE Insurance, Ltd. providing Individual Reimbursement coverage as excess over the Sargasso policy with limits of $10,000,000 and $25,000,000, respectively.

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     Pursuant to Section 17(g) of the Investment Company Act of 1940 and the
rules thereunder, a single insured blanket fidelity bond has been issued to the Registrant by National Union Fire Insurance Company of Pittsburgh, Pa. It covers the Registrant's employees (as defined in the bond and including officers) for losses through dishonesty or fraud, certain losses of property, losses sustained by reason of liability imposed by law or by the constitution, rules or regulations of any stock exchange if the Registrant had been a member thereof, certain losses through forgery or alteration and losses through the good faith receipt of counterfeit or altered currency. There are a number of exclusions from coverage. The limit of liability under the bond is $5,000,000 with no provision for any deductible amount by the Registrant.

     Lexington Insurance Company has also issued an Investment Counselors Errors and Omissions Policy which covers the Registrant, MONY Life Insurance Company of America as Investment Adviser. It covers the foregoing corporations, and their officers, directors and employees for loss (as defined in the policy) from any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted. There are a number of exclusions from coverage. The limit of liability under the policy is $1,000,000. The deductible amount for each loss is $75,000 with respect to a corporation and individuals who are indemnifiable and $5,000 with respect to individuals who are not indemnifiable.


     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  (1) Trustees and Officers of MONY

     MONY is managed by its Board of Trustees. The trustees of MONY (including their principal occupations) and the principal officers of MONY (including their positions and offices, as well as their principal occupations during the past two fiscal years and their affiliations with MONY's subsidiaries) at February 1, 1998 are as follows:

                                    TRUSTEES


     CLAUDE M. BALLARD, JR., Limited Partner, Goldman, Sachs & Company, New York, New York.



     TOM H. BARRETT, Former Chairman of the Board, President & Chief Executive Officer, The Goodyear Tire & Rubber Company, Akron, Ohio.



     DAVID L. CALL, Donald P. Lynch Dean Emeritus, Dean, Cornell University, College of Agriculture and Life Sciences, Ithaca, New York.



     G. ROBERT DURHAM, Retired Chairman and Chief Executive Officer, Walter Industries, Inc., Tampa, Fla. and Retired Chairman and Chief Executive Officer, Phelps Dodge Corporation.



     JAMES B. FARLEY, Retired Chairman and Chief Executive Officer, MONY.



     ROBERT HOLLAND, JR., President and Chief Executive Officer, WorkPlace Integrators, Bingham Farms, Michigan.



     JAMES L. JOHNSON, Chairman Emeritus, GTE Corporation, Stamford, Connecticut 06904.



     ROBERT R. KILEY, President and Chief Executive Officer, The New York City Partnership and Chamber of Commerce, Inc., New York, NY.


     JOHN R. MEYER, Professor Emeritus, Harvard University, Cambridge, Massachusetts 02138.

     JANE C. PFEIFFER, Management Consultant, Greenwich, Ct.

     THOMAS C. THEOBALD, Managing Director, William Blair Capital Partnership, L.L.C., Chicago, Illinois.


                                OFFICER-TRUSTEES


     MICHAEL I. ROTH, Trustee, Chairman and Chief Executive Officer, MONY; Director, Chairman and Chief Executive Officer, MONY Life Insurance Company of America; Director, MONY CS, Inc., and 1740 Advisers, Inc.

     SAMUEL J. FOTI, Trustee, President and Chief Operating Officer, MONY; Director, President and Chief Operating Officer, MONY Life Insurance Company of America; Director and Chairman, MONY International Holdings, Inc., MONY Life Insurance Company of the Americas, Ltd., MONY Bank & Trust Company of the Americas, Ltd.; Director, MONY Brokerage, Inc.,

     KENNETH M. LEVINE, Executive Vice President and Chief Investment Officer, MONY; Director, Chairman, and President, MONY Series Fund, Inc.; Director, Chairman and Chief Executive Officer, 1740 Ventures, Inc., MONY Realty Partners, Inc.; Director and President, MONY Funding, Inc.; Director and Executive Vice President, MONY Life Insurance Company of America; Director, 1740 Advisers, Inc.

     The business and other connections of MONY's officers are listed on schedules A and D of Form ADV for MONY as filed with the Commission on December 20, 1977 and as amended, the text of which is hereby incorporated by reference.

     (ii) Directors and Officers of MONY America

     The business and other connections of MONY America's officers are listed in MONY America Variable Account A (Registration No. 33-20453) ordered effective August 1, 1988 as it may be amended from time to time and as currently on file with the Commission, the text of which is hereby incorporated by reference.

     The business address for all the directors of MONY America is 1740 Broadway, New York, New York 10019.

ITEM 29.  PRINCIPAL UNDERWRITERS

     MONY Securities Corp. ("MSC") is the principal underwriter of the Fund and also acts as principal underwriter of the Contracts. MONY acts as a subinvestment adviser to the Fund through the Services Agreement. The names of MONY's trustees and officers, as well as their principal business addresses and positions and offices with MONY, are provided or referenced in response to Item
28. Neither MONY nor any other person receives commissions or other compensation in connection with distribution of the Fund's shares, although they may receive such commissions in connection with underwriting of the Contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, or other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant, MONY Series Fund, Inc., 1740 Broadway, New York, New York 10019, or Chase Manhattan Bank, the Registrant's custodian.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a) Not applicable.

     (b) Not Applicable.

     (c) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the provisions of its By-Laws and the laws of Maryland or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses paid or incurred by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, and the Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York,
State of New York, on the   27th day of April, 1998 and Registrant hereby
certifies that the requirements of Rule 485(b) have been met.


                                          MONY Series Fund, Inc.

                                          By /s/    KENNETH M. LEVINE
                                            ------------------------------------
                                                Kenneth M. Levine, Chairman
                                                 of the Board and President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                      SIGNATURE                                    TITLE                    DATE
                      ---------                                    -----                    ----

                /s/ KENNETH M. LEVINE                  Director, Chairman of the
-----------------------------------------------------    Board and President
                  Kenneth M. Levine                      (Principal Executive
                                                         Officer)

                   /s/ JOEL DAVIS                      Director
-----------------------------------------------------
                     Joel Davis

                /s/ MICHAEL J. DRABB                   Director
-----------------------------------------------------
                  Michael J. Drabb

                /s/ ALAN J. HARTNICK                   Director                          April 27, 1998
-----------------------------------------------------
                  Alan J. Hartnick

                 /s/ FLOYD L. SMITH                    Director
-----------------------------------------------------
                   Floyd L. Smith


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